UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
January 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 90.7%

	Shares	Value

BELGIUM — 4.8%
UCB	386,761	$33,709,056

FRANCE — 33.6%
Atos (A)	258,381	40,740,945
Danone (A)	323,146	27,867,651
Eiffage (A)	247,259	29,980,277
Ipsen (A)	194,159	27,227,676
Safran (A)	309,055	34,894,544
Teleperformance (A)	242,963	36,831,772
Valeo (A)	489,835	38,618,051

		236,160,916

GERMANY — 16.5%
Bayer (A)	161,306	21,112,533
Fresenius & KGaA (A)	230,838	20,199,471
HUGO BOSS (A)	244,384	22,446,772
Rheinmetall (A)	210,371	29,749,276
RWE (A)	1,125,882	22,533,296

		116,041,348

IRELAND — 3.7%
DCC (A)	243,214	25,571,485

LUXEMBOURG — 4.4%
Grand City Properties (A)	1,276,067	31,004,955

SPAIN — 2.7%
Prosegur Cash	5,528,260	19,080,953

SWITZERLAND — 4.2%
Credit Suisse Group (A)	1,532,231	29,566,338

UNITED KINGDOM — 20.8%
Babcock International Group	2,421,705	23,587,812
Beazley	3,591,635	27,078,776
British American Tobacco (A)	375,294	25,678,572
BTG *	1,686,639	17,805,141

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
January 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM (continued)
Inchcape	2,995,705	$30,816,247
Prudential	788,354	21,334,697

		146,301,245

Total Common Stock
(Cost $537,873,830)		637,436,296

PREFERRED STOCK — 4.1%

GERMANY — 4.1%
Volkswagen, 1.230%
(Cost $23,169,237)	132,154	29,044,871

Total Investments— 94.8%
(Cost $561,043,067)		$666,481,167

SECURITIES SOLD SHORT

COMMON STOCK — (36.3)%

	Shares	Value

AUSTRIA — (0.9)%
Lenzing	(48,208)	$(6,128,947)

BELGIUM — (2.9)%
Colruyt	(201,905)	(11,172,658)
Solvay	(64,201)	(9,290,111)

		(20,462,769)

DENMARK — (1.9)%
Carlsberg, Cl B	(107,151)	(13,760,087)

FINLAND — (1.8)%
Stora Enso, Cl R	(723,547)	(12,414,853)

FRANCE — (3.2)%
Cie Plastic Omnium	(257,670)	(13,247,560)

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
January 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FRANCE (continued)
JCDecaux	(211,856)	$(9,169,274)

		(22,416,834)

GERMANY — (2.7)%
Hapag-Lloyd *	(273,067)	(11,330,328)
HOCHTIEF	(41,633)	(7,520,860)

		(18,851,188)

IRELAND — (1.5)%
Kerry Group, Cl A	(97,869)	(10,419,481)

NORWAY — (1.0)%
Schibsted, Cl A	(222,047)	(7,134,746)

SPAIN — (1.9)%
CaixaBank	(2,427,997)	(13,104,021)

SWEDEN — (6.6)%
Axfood	(701,554)	(14,102,483)
Hennes & Mauritz, Cl B	(453,900)	(8,026,298)
Sandvik	(663,977)	(13,073,266)
Swedish Match	(281,899)	(11,419,201)

		(46,621,248)

SWITZERLAND — (7.3)%
ABB	(500,079)	(13,942,573)
Kuehne + Nagel International	(74,507)	(13,680,630)
LafargeHolcim	(252,830)	(15,483,546)
Zurich Insurance Group	(25,097)	(8,248,372)

		(51,355,121)

UNITED KINGDOM — (4.6)%
Hargreaves Lansdown	(344,145)	(9,076,379)
Merlin Entertainments	(1,368,782)	(6,386,224)
Pearson	(843,534)	(8,309,582)
Pennon Group	(848,540)	(8,657,686)

		(32,429,871)

Total Common Stock
(Proceeds $237,552,537)		(255,099,166)

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
January 31, 2018 (Unaudited)

PREFERRED STOCK — (1.5)%

	Shares	Value
GERMANY — (1.5)%
Henkel & KGaA, 1.65%
(Proceeds $10,209,857)	(76,639)	$(10,714,083)

Securities Sold Short — (37.8)%
(Proceeds $247,762,394)		$(265,813,249)

Percentages are based on Net Assets of $702,761,175.

*	Non-income producing security.
(A)	All or a portion of the shares have been committed as collateral for open short positions. The aggregate market value of the collateral at January 31, 2018 was $316,806,999.

Cl — Class

EONIA — Euro Overnight Index Average

EUR — Euro

OTC — Over-the-Counter

PLC — Public Limited Company

USD — United States Dollar

A list of the open forward foreign currency contracts held by the Fund at January 31, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver		Currency to Receive	Unrealized Appreciation (Depreciation)

Morgan Stanley	02/05/18	USD	31,061,921	EUR	25,751,245	$919,073

Morgan Stanley	02/05/18-03/05/18	EUR	312,939,603	USD	390,106,980	813,048

Morgan Stanley	02/05/18-03/05/18	EUR	602,193,465	USD	725,795,881	(22,081,549)

						$(20,349,428)

A list of open OTC swap agreements held by the Fund at January 31, 2018 is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Termination Date	Currency	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Morgan Stanley	Amadeus IT Goup	EONIA + 0.50%	12/03/18	EUR	18,522,472	$6,781,081
Morgan Stanley	Banco BPM	EONIA + 0.60%	12/05/18	EUR	16,301,819	2,219,093
Morgan Stanley	CRH PLC	EONIA + 0.60%	12/05/18	EUR	18,433,024	(946,717)
Morgan Stanley	MSCI Pan-Euro Custom Basket*	EONIA + 0.45%	12/15/18	EUR	(158,561,097)	(348,608)
Morgan Stanley	ProSiebenSat.1 Media	EONIA + 0.60%	12/05/18	EUR	19,460,108	1,813,221
Morgan Stanley	Ryanair Holdings	EONIA + 0.60%	01/09/19	EUR	17,225,733	1,383,996

						$10,902,066

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
January 31, 2018 (Unaudited)

*The following table represents the individual common stock exposures compromising the Custom Basket Total Return Swaps as of January 31, 2018.

MSCI Pan - Euro Custom Basket of Securities

		Notional	Percentage
Shares	Description	Value†	of Basket

(1,864,435,800)	Novo Nordisk A/S	(10,776,205)	6.80%

(3,037,463,939)	Nordea Bank AB	(5,120,459)	3.23%

(3,112,160,000)	Nestle SA	(4,338,891)	2.74%

(1,554,485,250)	Volvo AB	(4,334,715)	2.73%

(671,515,200)	Atlas Copco AB	(4,301,531)	2.71%

(2,224,318,097)	Novartis AG	(3,246,848)	2.05%

(749,462,178)	Danske Bank A/S	(3,163,746)	2.00%

(905,604,578)	Sw edbank AB	(3,161,921)	1.99%

(455,484,000)	Investor AB	(3,040,881)	1.92%

(1,128,947,331)	Sandvik AB	(3,036,535)	1.91%

(1,527,137,446)	Svenska Handelsbanken AB	(3,035,324)	1.91%

(1,002,297,847)	Assa Abloy AB	(3,032,111)	1.91%

(702,562,700)	Roche Holding AG	(2,794,641)	1.76%

(3,072,395,752)	Telefonaktiebolaget LM Ericsson	(2,695,134)	1.70%

(977,279,318)	DNB ASA	(2,652,006)	1.67%

(1,519,013,506)	Skandinaviska Enskilda Banken AB	(2,621,272)	1.65%

(20,050,132,480)	HSBC Holdings PLC	(2,610,766)	1.65%

(605,860,624)	Essity AB	(2,478,778)	1.56%

(750,729,015)	Telenor ASA	(2,349,163)	1.48%

(949,436,799)	Hennes & Mauritz AB	(2,293,478)	1.44%

(390,219,008)	Atlas Copco AB	(2,224,298)	1.40%

(2,300,014,722)	British American Tobacco PLC	(1,921,500)	1.21%

(2,598,050,869)	Telia Co AB	(1,781,340)	1.12%

(16,153,536,565)	Banco Santander SA	(1,675,480)	1.06%

(765,000,000)	Siemens AG	(1,620,106)	1.02%

(457,000,000)	Allianz SE	(1,612,254)	1.02%

(982,803,386)	SAP SE	(1,547,564)	0.98%

(826,947,808)	Bayer AG	(1,511,311)	0.95%

(918,478,694)	BASF SE	(1,501,848)	0.95%

(106,971,300)	Carlsberg A/S	(1,427,572)	0.90%

(1,133,858,224)	Sanofi	(1,397,987)	0.88%

(1,628,991,295)	Unilever NV	(1,317,418)	0.83%

(1,122,302,388)	BNP Paribas SA	(1,295,798)	0.82%

(962,853,702)	Daimler AG	(1,230,715)	0.78%

(279,182,699)	LVMH Moet Hennessy Louis Vuitton SE	(1,222,573)	0.77%

(6,539,315)	AP Moller - Maersk A/S	(1,213,023)	0.76%

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
January 31, 2018 (Unaudited)

MSCI Pan - Euro Custom Basket of Securities (continued)

		Notional	Percentage
Shares	Description	Value†	of Basket

(761,958,970)	Anheuser-Busch InBev SA/NV	(1,203,908)	0.76%

(3,658,839,890)	UBS Group AG	(1,198,831)	0.75%

(189,171,486)	Orsted A/S	(1,193,740)	0.75%

(4,917,855,706)	GlaxoSmithKline PLC	(1,125,730)	0.71%

(2,517,445,385)	Diageo PLC	(1,105,255)	0.70%

(118,800,000)	Coloplast A/S	(1,096,908)	0.69%

(1,265,747,064)	AstraZeneca PLC	(1,072,254)	0.68%

(3,884,758,569)	ING Groep NV	(1,066,100)	0.67%

(373,319,587)	ASML Holding NV	(1,056,218)	0.67%

(26,623,930,810)	Vodafone Group PLC	(1,036,657)	0.65%

(580,850,610)	Airbus SE	(931,448)	0.59%

(1,993,268,938)	ABB Ltd	(896,719)	0.57%

(1,941,175,336)	AXA SA	(891,624)	0.56%

(1,281,082,186)	Unilever PLC	(888,362)	0.56%

(6,667,886,580)	Banco Bilbao Vizcaya Argentaria SA	(874,828)	0.55%

(71,759,965,313)	Lloyds Banking Group PLC	(864,734)	0.55%

(2,585,825,509)	Prudential PLC	(854,427)	0.54%

(522,000,000)	Cie Financiere Richemont SA	(808,298)	0.51%

(428,146,433)	Air Liquide SA	(805,703)	0.51%

(151,298,404)	Zurich Insurance Group AG	(802,356)	0.51%

(3,273,831,423)	Deutsche Telekom AG	(801,674)	0.51%

(251,554,112)	L’Oreal SA	(798,496)	0.50%

(667,796,859)	Reckitt Benckiser Group PLC	(787,586)	0.50%

(503,604,133)	Vinci SA	(759,558)	0.48%

(2,428,211,134)	Credit Suisse Group AG	(756,042)	0.48%

(13,480,818,597)	Intesa Sanpaolo SpA	(738,627)	0.47%

(562,873,821)	Schneider Electric SE	(736,538)	0.46%

(346,002,862)	NXP Semiconductors NV	(721,723)	0.46%

(8,133,343,957)	Enel SpA	(720,514)	0.45%

(590,302,800)	Danone SA	(710,825)	0.45%

(3,764,732)	AP Moller - Maersk A/S	(668,977)	0.42%

(5,735,489,361)	Iberdrola SA	(652,071)	0.41%

(4,534,024,491)	Telefonica SA	(648,707)	0.41%

(970,912,121)	Deutsche Post AG	(640,790)	0.40%

(185,733,180)	Linde AG	(633,033)	0.40%

(767,327,857)	Societe Generale SA	(623,289)	0.39%

(2,003,123,525)	UniCredit SpA	(616,256)	0.39%

(188,294,567)	adidas AG	(611,404)	0.39%

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
January 31, 2018 (Unaudited)

MSCI Pan - Euro Custom Basket of Securities (continued)

		Notional	Percentage
Shares	Description	Value†	of Basket

(17,032,295,781)	Barclays PLC	(590,372)	0.37%

(185,584,901)	Volksw agen AG	(569,531)	0.36%

(1,090,827,500)	Industria de Diseno Textil SA	(545,953)	0.34%

(75,767,593)	Kering SA	(535,653)	0.34%

(2,066,773,131)	Deutsche Bank AG	(530,068)	0.33%

(929,644,864)	Koninklijke Philips NV	(529,588)	0.33%

(331,097,358)	Bayerische Motoren Werke AG	(527,904)	0.33%

(907,740,854)	Shire PLC	(523,640)	0.33%

(324,065,305)	Sw iss Re AG	(515,737)	0.33%

(155,027,908)	Muenchener Rueckversicherungs-Gesellschaft AG	(509,433)	0.32%

(415,240,762)	Fresenius SE & Co KGaA	(507,362)	0.32%

(1,995,042,449)	Orange SA	(503,059)	0.32%

(312,772,189)	Safran SA	(493,101)	0.31%

(958,710,863)	Imperial Brands PLC	(481,742)	0.30%

(3,437,012,514)	National Grid PLC	(479,478)	0.30%

(438,822,506)	Amadeus IT Group SA	(475,317)	0.30%

(212,337,274)	Pernod Ricard SA	(472,287)	0.30%

(3,290,328,849)	Standard Chartered PLC	(467,514)	0.29%

(110,003,291)	Continental AG	(460,931)	0.29%

(1,135,381,702)	Infineon Technologies AG	(460,783)	0.29%

(455,181,810)	LafargeHolcim Ltd	(449,793)	0.28%

(1,826,463,758)	Engie SA	(442,661)	0.28%

(836,285,255)	CRH PLC	(433,779)	0.27%

(1,029,847,054)	Vivendi SA	(421,880)	0.27%

(207,507,050)	Essilor International Cie Generale d’Optique SA	(411,539)	0.26%

(259,201,176)	Heineken NV	(406,936)	0.26%

(1,581,336,338)	Compass Group PLC	(406,417)	0.26%

(499,753,359)	Cie de Saint-Gobain	(405,596)	0.26%

(1,281,292,937)	Koninklijke Ahold Delhaize NV	(399,162)	0.25%

(5,836,193,012)	Nokia OYJ	(392,567)	0.25%

(171,062,815)	Cie Generale des Etablissements Michelin SCA	(381,966)	0.24%

(8,466,479,263)	BT Group PLC	(374,940)	0.24%

(447,040,000)	Sampo Oyj	(363,500)	0.23%

(4,066,045,898)	Aviva PLC	(361,752)	0.23%

(99,712,162)	Unibail-Rodamco SE	(357,134)	0.23%

(178,162,875)	Henkel AG & Co KGaA	(347,783)	0.22%

(215,067,544)	Fresenius Medical Care AG & Co KGaA	(346,746)	0.22%

(1,249,446,610)	Assicurazioni Generali SpA	(345,920)	0.22%

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
January 31, 2018 (Unaudited)

MSCI Pan - Euro Custom Basket of Securities (continued)

		Notional	Percentage
Shares	Description	Value†	of Basket

(193,000,000)	Deutsche Boerse AG	(345,796)	0.22%

(250,852,235)	KBC Group NV	(336,598)	0.21%

(252,176,412)	Akzo Nobel NV	(329,718)	0.21%

(3,183,984,783)	BAE Systems PLC	(327,876)	0.21%

(2,201,099,000)	E.ON SE	(322,783)	0.20%

(965,971,194)	RELX NV	(300,009)	0.19%

(1,138,441,810)	Credit Agricole SA	(299,497)	0.19%

(8,187,717,309)	Tesco PLC	(296,661)	0.19%

(1,071,456,081)	RELX PLC	(289,398)	0.18%

(1,275,066,864)	WPP PLC	(282,499)	0.18%

(5,955,353,619)	Legal & General Group PLC	(279,375)	0.18%

(177,433,370)	Renault SA	(272,443)	0.17%

(3,588,862,819)	CaixaBank SA	(270,458)	0.17%

(337,938,241)	Kone OYJ	(269,999)	0.17%

(941,587,676)	Experian PLC	(264,930)	0.17%

(1,656,126,202)	Rolls-Royce Holdings PLC	(250,358)	0.16%

(31,670,824)	Hermes International	(244,438)	0.15%

(5,475,516)	SGS SA	(237,596)	0.15%

(693,266,919)	Abertis Infraestructuras SA	(234,602)	0.15%

(1,010,836,862)	SSE PLC	(228,601)	0.14%

(25,900,972)	Sw isscom AG	(228,284)	0.14%

(30,840,000)	Sw atch Group AG/The	(228,027)	0.14%

(148,812,358)	HeidelbergCement AG	(225,168)	0.14%

(300,860,000)	Erste Group Bank AG	(211,395)	0.13%

(454,181,195)	Atlantia SpA	(210,071)	0.13%

(129,088,479)	Dassault Systemes SE	(207,856)	0.13%

(67,500,000)	Aena SME SA	(205,310)	0.13%

(423,000,001)	ABN AMRO Group NV	(200,123)	0.13%

(153,125,000)	Porsche Automobil Holding SE	(197,502)	0.12%

(129,242,252)	Merck KGaA	(197,215)	0.12%

(203,679,191)	Publicis Groupe SA	(196,606)	0.12%

(567,176,366)	Carrefour SA	(189,525)	0.12%

(1,031,410,338)	SKY PLC	(189,357)	0.12%

(103,918,350)	Henkel AG & Co KGaA	(181,595)	0.11%

(3,562,817,405)	Royal Bank of Scotland Group PLC	(177,699)	0.11%

(115,212,067)	Heineken Holding NV	(170,772)	0.11%

(356,253,382)	Associated British Foods PLC	(168,791)	0.11%

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
January 31, 2018 (Unaudited)

MSCI Pan - Euro Custom Basket of Securities (continued)

		Notional	Percentage
Shares	Description	Value†	of Basket

(1,763,366,516)	Aegon NV	(168,379)	0.11%

(100,800,000)	Beiersdorf AG	(166,885)	0.11%

(105,852,342)	Thales SA	(165,817)	0.10%

(213,332,705)	Bouygues SA	(165,576)	0.10%

(40,716,831)	Schindler Holding AG	(164,751)	0.10%

(54,000,000)	Kuehne + Nagel International AG	(159,988)	0.10%

(483,962,352)	Ferrovial SA	(155,006)	0.10%

(2,275,414,891)	Snam SpA	(154,592)	0.10%

(126,428,678)	UCB SA	(153,863)	0.10%

(169,556,899)	Luxottica Group SpA	(152,265)	0.10%

(11,402,341,937)	Telecom Italia SpA/Milano	(143,352)	0.09%

(220,049,245)	Klepierre SA	(140,347)	0.09%

(444,183,523)	Fortum OYJ	(135,487)	0.09%

(80,679,144)	Groupe Bruxelles Lambert SA	(132,706)	0.08%

(5,492,828,552)	Centrica PLC	(127,077)	0.08%

(217,445,615)	Coca-Cola European Partners PLC	(121,911)	0.08%

(941,208,071)	Natixis SA	(119,668)	0.08%

(2,376,749,515)	EDP - Energias de Portugal SA	(116,565)	0.07%

(472,214,800)	Tenaris SA	(114,814)	0.07%

(350,241,269)	Gas Natural SDG SA	(112,967)	0.07%

(548,375,538)	Electricite de France SA	(105,288)	0.07%

(32,459,880)	Volksw agen AG	(100,447)	0.06%

(317,625,635)	Endesa SA	(99,667)	0.06%

(163,100,000)	Evonik Industries AG	(89,915)	0.06%

(629,833,662)	International Consolidated Airlines Group SA	(79,926)	0.05%

(20,123,236)	Schindler Holding AG	(79,052)	0.05%

(55,820,250)	Sw atch Group AG/The	(77,852)	0.05%

(54,809,404)	Bayerische Motoren Werke AG	(74,779)	0.05%

(138,888,750)	Innogy SE	(73,920)	0.05%

(477,843,350)	Altice NV	(71,706)	0.05%

(152,111,311)	Proximus SADP	(71,622)	0.05%

(1,007,766,248)	Bankia SA	(71,281)	0.04%

(871,897,907)	Bollore SA	(70,740)	0.04%

(6,027,791,699)	Telecom Italia SpA/Milano	(64,330)	0.04%

(171,654,619)	CNP Assurances	(61,422)	0.04%

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
January 31, 2018 (Unaudited)

MSCI Pan - Euro Custom Basket of Securities (concluded)

		Notional	Percentage
Shares	Description	Value†	of Basket

(35,243,588)	MAN SE	(58,533)	0.04%

(932,490,561)	Intesa Sanpaolo SpA	(49,661)	0.03%

(38,696,889)	RTL Group SA	(45,819)	0.03%

(158,212,717)	Ryanair Holdings PLC	(45,723)	0.03%

(90,350,996)	Altice NV	(13,541)	0.01%

Total		(158,561,097)	100.00%

† Notional value is denominated in Euro.

The following is a list of the level of inputs used as of January 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$637,436,296	$—	$—	$637,436,296
Preferred Stock	29,044,871	—	—	29,044,871

Total Investments in Securities	$666,481,167	$—	$—	$666,481,167

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(255,099,166)	$—	$—	$(255,099,166)
Preferred Stock	(10,714,083)	—	—	(10,714,083)

Total Liabilities	$(265,813,249)	$—	$—	$(265,813,249)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts*
Unrealized Appreciation	$—	$1,732,121	$—	$1,732,121
Unrealized Depreciation	—	(22,081,549)	—	(22,081,549)
OTC Swaps *
Total Return Swaps
Unrealized Appreciation	—	12,197,391	—	12,197,391
Unrealized Depreciation	—	(1,295,325)	—	(1,295,325)
Total Other Financial Instruments	$—	$(9,447,362)	$—	$(9,447,362)

* Forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. As of January 31, 2018, the Fund did not hold any Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statement.

CHL-QH-001-0300

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018